Shareholder Report	6 Months Ended	72 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000148875
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class A
Trading Symbol	SDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 13,550,103	$ 13,550,103	$ 13,550,103
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount	$ 33,411
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000148876
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class C
Trading Symbol	SDFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 13,550,103	$ 13,550,103	$ 13,550,103
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount	$ 33,411
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000148877
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class I
Trading Symbol	SDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 13,550,103	$ 13,550,103	$ 13,550,103
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount	$ 33,411
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000161877
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class A
Trading Symbol	SDJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 16,502,897	$ 16,502,897	$ 16,502,897
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount	$ 59,102
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161878
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class C
Trading Symbol	SDJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 16,502,897	$ 16,502,897	$ 16,502,897
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount	$ 59,102
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161879
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class I
Trading Symbol	SDJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 16,502,897	$ 16,502,897	$ 16,502,897
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount	$ 59,102
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000115777
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class A
Trading Symbol	SDRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 685,160,536	$ 685,160,536	$ 685,160,536
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount	$ 3,562,393
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000115778
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class C
Trading Symbol	SDRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 685,160,536	$ 685,160,536	$ 685,160,536
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount	$ 3,562,393
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000115779
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class I
Trading Symbol	SDRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 685,160,536	$ 685,160,536	$ 685,160,536
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount	$ 3,562,393
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000205842
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class A
Trading Symbol	SDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 36,533,612	$ 36,533,612	$ 36,533,612
Holdings Count | Holding	14	14	14
Advisory Fees Paid, Amount	$ 127,811
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000205843
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class C
Trading Symbol	SDACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 36,533,612	$ 36,533,612	$ 36,533,612
Holdings Count | Holding	14	14	14
Advisory Fees Paid, Amount	$ 127,811
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000205844
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class I
Trading Symbol	SDAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 36,533,612	$ 36,533,612	$ 36,533,612
Holdings Count | Holding	14	14	14
Advisory Fees Paid, Amount	$ 127,811
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161880
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class A
Trading Symbol	SDCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 25,144,730	$ 25,144,730	$ 25,144,730
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount	$ 89,850
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161881
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class C
Trading Symbol	SDCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 25,144,730	$ 25,144,730	$ 25,144,730
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount	$ 89,850
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161882
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class I
Trading Symbol	SDCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 25,144,730	$ 25,144,730	$ 25,144,730
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount	$ 89,850
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.